Exhibit 99.3

Exception Grades

Run Date - 2/25/2025 2:29:48 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
222019075	3158545048	31697587	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount exceeds $[Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline
minimum by at least [Redacted] points.

Borrower has been employed in the same industry for
more than [Redacted] years.

Borrower has verified disposable income of at least
$[Redacted].

Borrower has worked in the same position for more
than [Redacted] years.

Borrower's monthly reserves have been verified and
exceed the amount required based on the guidelines
by at least [Redacted] months.

Borrowers made a down payment from their own
funds on this purchase transaction of at least
[Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]%
														less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-20): Universal Product Exception Form in file, exception approved with comp factors.			09/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263416		3158545049		31988841			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-10-28): Sufficient Cure Provided within 60 Days of Closing		10/28/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263416		3158545049		32047390			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Disclosed Amount Financed is $[redacted]. Due Diligence Amount Financed is $[redacted]. There is a variance of $[redacted] ($[redacted] Title - Additional Escrow Fee disclosed in Section H).				Reviewer Comment (2024-12-09): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2024-12-06): Please see doc uploaded on [redacted]		12/09/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263416		3158545049		32047391			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted] ).	Disclosed Finance Charge is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of $[redacted] ($[redacted] Title - Additional Escrow Fee disclosed in Section H).				Reviewer Comment (2024-12-06): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2024-12-05): Please review refund documents		12/06/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263416		3158545049		32047496			Compliance	Compliance	Federal Compliance	Compliance	Closing Disclosure Estimated Values	Final Closing Disclosure used for fees provided on [redacted] contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared.	If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared.				Reviewer Comment (2024-11-04): roof repair info in file	11/04/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263416		3158545049		32047497			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [redacted]). The disclosed Total of Payments in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated total of payments of $[redacted] which exceeds the $[redacted] threshold.	Disclosed Total of Payments is $[redacted]. Due Diligence Total of Payments is $[redacted]. There is a variance of -$[redacted].				Reviewer Comment (2024-12-06): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2024-12-05): Please see attached cure documentation. Reviewer Comment (2024-11-21): The cure amount of $[redacted] for the Finance charge underdisclosure will also cure the TOP violation. Corrected CD, LOE to borrower, copy of cure refund for the $[redacted] and proof of mailing will cure all. (ticket CHD-44963). Buyer Comment (2024-11-21): Will the refund of $[redacted] satisfy this exception or will an additional $[redacted] be required		12/06/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263416		3158545049		32049909			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-11-04): Sufficient Cure Provided within 60 Days of Closing		11/04/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263450		3158545050		32023499			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2024-12-30): Cure documentation received Buyer Comment (2024-12-30): Please review evidence of refund attached Reviewer Comment (2024-11-14): SitusAMC received rebuttal, however fee added on [redacted] LE and there is no verbiage on page 3 of LE dated [redacted]. Please provide valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2024-11-13): Do Not Concur - New Construction - please review page 3 verbiage " You May receive a revised LE at any time prior to 60 days".		12/30/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263450		3158545050		32060379			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided. As fee is paid to a lender affiliate and borrower did not shop for services, a[redacted]% tolerance is applied.				Reviewer Comment (2024-12-30): Cure documentation received Buyer Comment (2024-12-30): Please review evidence of refund attached Reviewer Comment (2024-11-14): SitusAMC received rebuttal, however fee added on [redacted] LE and there is no verbiage on page 3 of LE dated [redacted]. Please provide valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2024-11-13): Do Not Concur - New Construction - please review page 3 verbiage " You May receive a revised LE at any time prior to 60 days".		12/30/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263450		3158545050		32060378			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-11-11): SitusAMC received commentary and as per further review the LE provided is prior to 60 days before consummation of construction loan. Buyer Comment (2024-11-07): Do Not Concur - New Construction - please review page 3 verbiage "You May received a revised LE at any time prior to 60 days.."	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263450		3158545050		32060366			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [redacted]. There was a FEMA disaster dated [redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration. The inspection provided was completed prior to the end date ([redacted]).				Reviewer Comment (2024-11-06): PDI received with inspection date of [redacted] showing no damage to the subject property.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263450		3158545050		32023500			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-11-11): SitusAMC received commentary and as per further review the LE provided is prior to 60 days before consummation of construction loan. Buyer Comment (2024-11-07): Do Not Concur - New Construction - please review page 3 verbiage "You May received a revised LE at any time prior to 60 days.."	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263450		3158545050		32023498			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-11-11): SitusAMC received commentary and as per further review the LE provided is prior to 60 days before consummation of construction loan. Buyer Comment (2024-11-07): Do Not Concur - New Construction - please review page 3 verbiage "You May received a revised LE at any time prior to 60 days.."	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263450		3158545050		32023497			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-11-11): SitusAMC received commentary and as per further review the LE provided is prior to 60 days before consummation of construction loan. Buyer Comment (2024-11-07): Do Not Concur - New Construction - please review page 3 verbiage "You May received a revised LE at any time prior to 60 days.."	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263487	3158545053	32024604	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The transfer tax was previously disclosed to the borrower on the loan estimate as $[redacted], but it increased on the closing disclosure to $[redacted] with valid Change of Circumstance found in file and no cure provided to the borrower.	Reviewer Comment (2024-12-26): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-12-24): Please review Lender letter of explanation attached to clear exception; rounding of fee on Loan Estimate

Reviewer Comment (2024-12-19): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing for $[redacted. However, we would require additional cure of $[redacted. Kindly provide rounded off document for transfer tax or provide cure for the same. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2024-12-18): Please review evidence of refund attached;The correspondent already gave a $[redacted lender credit on CD signed for stamp tax at closing  which needs to be subtracted form difference refund = $[redacted  ($[redacted) -.[redacted lender tax stamp credit = [redacted.

Reviewer Comment (2024-11-12): SitusAMC received COC dated [redacted] indicates that buyer pays for the documentary stamps per the contract. However, purchase contract in the loan file completed on [redacted] and triggering the need to disclose all applicable fees. As it was not new knowledge the buyer pays the documentary fee, and the increases are not covered by the COC. If there was an additional reason the fees increased, we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Buyer Comment (2024-11-08): Please review valid change in circumstance form in file for Transfer Tax increase
																			12/26/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263487		3158545053		32061575			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The most recent dated valuation inspection is dated prior to the most recent FEMA disaster.				Reviewer Comment (2024-11-07): PDI received with an inspection date of [redacted] showing no damage to the subject property.	11/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263571		3158545065		32021047			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Borrower(s) receipt of the Appraisal dated [redacted] was not provided in the file.				Reviewer Comment (2024-11-13): appraisal delivery received Buyer Comment (2024-11-13): Please review uploaded proof of appraisal delivery.	11/13/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263571		3158545065		32062462			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee was increased and while the file does contain a Change of Circumstance for the increase it does not provide a reason for the increase and as such, is not considered valid. There was no evidence of a tolerance cure.				Reviewer Comment (2024-12-09): LOX, check, PCCD, and proof of delivery for cure has been received. Buyer Comment (2024-12-09): . Buyer Comment (2024-12-09): Please review uploaded PCCD, LOE, copy of check, and proof of delivery.		12/09/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes